Administrative, operation and project expenses (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 COP ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 COP ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 COP ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about general and administration expense [Line Items]
Exploration costs	[1]	$ 960,247		$ 689,204		$ 763,562
Administrative expenses		3,342,069		3,373,150		2,151,599
Right-of-use assets amortization			$ (28,441)		$ (10,814)		$ (14,532)
Operations and project expenses		$ 3,153,557		$ 2,586,016		2,631,754
Number of new voluntary retirement plan | item		94	94	421	421
Administrative expenses [Member]
Disclosure of detailed information about general and administration expense [Line Items]
General expenses		$ 1,638,129		$ 1,424,348		1,140,975
Labor expenses		1,264,319		1,658,613		759,324
Depreciation and amortization		386,732		229,792		202,547
Taxes		52,889		60,397		48,753
Operations and project expenses [Member]
Disclosure of detailed information about general and administration expense [Line Items]
Labor expenses		312,791		309,972		402,531
Depreciation and amortization		174,311		94,723		75,484
Taxes		515,848		428,608		483,330
Exploration costs		959,562		689,087		763,452
Commissions, fees, freights and services		686,156		656,432		558,370
Maintenance		156,412		78,181		56,333
Fee for regulatory entities		139,158		142,695		94,785
Others		$ 209,319		$ 186,318		$ 197,469

[1]	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.